Business Acquisitions Business Acquisition - Pro Forma Information (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Business Combinations - Pro Forma Information [Abstract]
Document Period End Date	Feb. 29, 2016
Business Acquisition, Pro Forma Information [Line Items]
Business Acquisition, Pro Forma Revenue	$ 2,332	$ 3,586	$ 7,007
Business Acquisition, Pro Forma Net Income (Loss)	(297)	(426)	(6,014)
Net income (loss)	$ (208)	$ (304)	$ (5,873)